General and administrative costs	6 Months Ended
Jun. 30, 2023
General and administrative costs
General and administrative costs	15. General and administrative costs General and administrative costs amount to € 8,171,000 for the six month period ended June 30, 2023 (six month period ended June 30, 2022: € 10,320,000).